Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Investor capital contributions		$ 17,982
Proceeds from issuance of common stock	$ 25,395
Proceeds from issuance of Series AB Preferred Stock	5,819	8,549
Affiliated Entity [Member]
Proceeds from issuance of Series AB Preferred Stock	5,819	5,117
WCAS Capital Partners IV, L.P. [Member]
Investor capital contributions		3,000
Capital Royalty Partners [Member]
Investor capital contributions		$ 5,000
Proceeds from issuance of common stock	$ 20,000